Related Party Transactions (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Fees under consulting agreement	$ 63,000	$ 105,000	$ 400,000	$ 400,000
Receivable from related party	165,000		153,000	45,000
Consulting fee	140,000
Remaining balance	18,000
Miscellaneous payments	$ 7,000
Rental deposit				15,000
Total amount			22,000
Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Consulting fee			140,000	$ 35,000
General and administrative expenses			$ 200,000